Summary of Significant Accounting Policies - Estimated Useful Life for Depreciation of Individual Assets (Detail)	12 Months Ended
Dec. 31, 2022
Buildings [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful life of individual assets	5 years
Buildings [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful life of individual assets	51 years
Machinery and equipment [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful life of individual assets	2 years
Machinery and equipment [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful life of individual assets	20 years
Tools [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful life of individual assets	2 years
Tools [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful life of individual assets	4 years
Other equipment [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful life of individual assets	2 years
Other equipment [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful life of individual assets	6 years